As filed with the Securities and Exchange Commission on May 3, 2013

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 60	☒

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 62	☒

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

Elizabeth M. Forget

President

Met Investors Series Trust

501 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Each of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. have also executed this Registration Statement with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd., respectively.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 53 to its registration statement as filed with the Securities and Exchange Commission on February 1, 2013 as Accession # 0001193125-13-034274, Post-Effective Amendment No. 57 to its registration statement as filed with the Securities and Exchange Commission on April 17, 2013 as Accession # 0001193125-13-158917 and Post-Effective Amendment No. 58 to its registration statement as filed with the Securities and Exchange Commission on April 25, 2013 as Accession # 0001193125-13-173777.

This Post-Effective Amendment No. 60 is filed for the sole purpose of submitting the Interactive Data File required to be filed with the Securities and Exchange Commission as an Exhibit to the Registrant’s Registration Statement. The Interactive Data File that is submitted with this Post-Effective Amendment No. 60 relates to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement, which was filed on April 17, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 3rd day of May 2013.

MET INVESTORS SERIES TRUST
Registrant

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ ELIZABETH M. FORGET Elizabeth M. Forget	Chairman of the Board, Chief Executive Officer, President and Trustee	May 3, 2013

/s/ PETER H. DUFFY Peter H. Duffy	Treasurer and Chief Financial Officer	May 3, 2013

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	May 3, 2013

/s/ JACK R. BORSTING* Jack R. Borsting	Trustee	May 3, 2013

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	May 3, 2013

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	May 3, 2013

Signature	Title	Date

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	May 3, 2013

/s/ KEITH M. SCHAPPERT* Keith M. Schappert	Trustee	May 3, 2013

/s/ LINDA B. STRUMPF* Linda B. Strumpf	Trustee	May 3, 2013

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	May 3, 2013

* By:	/s/ DAVID C. MAHAFFEY
David C. Mahaffey
Attorney-in-fact

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of May, 2013.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	May 3, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	May 3, 2013

AQR Global Risk Balanced Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of May, 2013.

AQR Global Risk Balanced Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	May 3, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	May 3, 2013

BlackRock Global Tactical Strategies Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of May, 2013.

BlackRock Global Tactical Strategies Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	May 3, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	May 3, 2013

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of May, 2013.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	May 3, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	May 3, 2013

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of May, 2013.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	May 3, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	May 3, 2013

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 3rd day of May, 2013.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	May 3, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	May 3, 2013

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase